Document and Entity Information	Jan. 17, 2020
Cover [Abstract]
Entity Registrant Name	ENCANA CORP
Amendment Flag	false
Entity Central Index Key	0001157806
Document Type	8-K
Document Period End Date	Jan. 17, 2020
Entity Incorporation State Country Code	Z4
Entity File Number	1-15226
Entity Tax Identification Number	98-0355077
Entity Address, Address Line One	Suite 4400
Entity Address, Address Line Two	500 Centre Street SE
Entity Address, Address Line Three	PO Box 2850
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 2S5
City Area Code	(403)
Local Phone Number	645-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	ECA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false